Quarterly Holdings Report
for

Fidelity Advisor® Leveraged Company Stock Fund

April 30, 2020

ALSF-QTLY-0620
1.805758.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 14.1%
Interactive Media & Services - 5.7%
Alphabet, Inc. Class C (a)	21,200	$28,592
Facebook, Inc. Class A (a)	111,400	22,805
		51,397
Media - 5.1%
Altice U.S.A., Inc. Class A (a)	1,077,200	27,975
Gray Television, Inc. (a)	479,563	5,568
Nexstar Broadcasting Group, Inc. Class A (b)	185,002	12,958
		46,501
Wireless Telecommunication Services - 3.3%
T-Mobile U.S., Inc. (a)	346,300	30,405

TOTAL COMMUNICATION SERVICES		128,303

CONSUMER DISCRETIONARY - 10.1%
Automobiles - 1.4%
Tesla, Inc. (a)	15,700	12,276
Hotels, Restaurants & Leisure - 7.6%
Boyd Gaming Corp.	561,700	9,375
Eldorado Resorts, Inc. (a)(b)	980,700	21,026
MGM Mirage, Inc.	300,100	5,051
Penn National Gaming, Inc. (a)	1,523,200	27,143
Studio City International Holdings Ltd. ADR (a)	397,700	6,920
		69,515
Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (a)	4,200	10,391

TOTAL CONSUMER DISCRETIONARY		92,182

CONSUMER STAPLES - 4.2%
Food Products - 4.2%
Darling International, Inc. (a)	362,779	7,470
JBS SA	7,003,800	30,705
		38,175
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
SAExploration Holdings, Inc. (a)	18,485	37
Oil, Gas & Consumable Fuels - 0.4%
MEG Energy Corp. (a)	1,733,600	3,873

TOTAL ENERGY		3,910

FINANCIALS - 3.0%
Banks - 2.2%
Bank of America Corp.	415,701	9,998
JPMorgan Chase & Co.	103,500	9,911
		19,909
Consumer Finance - 0.8%
OneMain Holdings, Inc.	291,800	7,064

TOTAL FINANCIALS		26,973

HEALTH CARE - 12.6%
Health Care Providers & Services - 5.5%
Cigna Corp.	62,300	12,197
HCA Holdings, Inc.	80,321	8,826
Humana, Inc.	33,900	12,944
UnitedHealth Group, Inc.	54,500	15,940
		49,907
Life Sciences Tools & Services - 5.6%
Charles River Laboratories International, Inc. (a)	91,200	13,194
IQVIA Holdings, Inc. (a)	122,300	17,439
Thermo Fisher Scientific, Inc.	61,900	20,717
		51,350
Pharmaceuticals - 1.5%
Bausch Health Cos., Inc. (Canada) (a)	219,100	3,959
Bristol-Myers Squibb Co.	156,100	9,492
		13,451

TOTAL HEALTH CARE		114,708

INDUSTRIALS - 6.9%
Airlines - 2.0%
Air Canada (a)	1,270,700	18,477
Building Products - 0.6%
Carrier Global Corp. (a)	316,300	5,602
Machinery - 1.5%
Allison Transmission Holdings, Inc.	134,400	4,884
Fortive Corp.	131,800	8,435
		13,319
Marine - 0.0%
Genco Shipping & Trading Ltd.	662	4
Professional Services - 0.4%
ASGN, Inc. (a)	87,200	4,050
Trading Companies & Distributors - 2.4%
HD Supply Holdings, Inc. (a)	245,400	7,283
United Rentals, Inc. (a)	112,300	14,431
		21,714

TOTAL INDUSTRIALS		63,166

INFORMATION TECHNOLOGY - 37.3%
Electronic Equipment & Components - 3.3%
CDW Corp.	72,800	8,066
Zebra Technologies Corp. Class A (a)	93,700	21,519
		29,585
IT Services - 15.0%
EPAM Systems, Inc. (a)	77,700	17,163
Fiserv, Inc. (a)	217,584	22,424
Global Payments, Inc.	150,900	25,052
GoDaddy, Inc. (a)	136,700	9,491
MasterCard, Inc. Class A	88,100	24,225
PayPal Holdings, Inc. (a)	115,200	14,170
Visa, Inc. Class A	135,400	24,199
		136,724
Semiconductors & Semiconductor Equipment - 6.9%
Broadcom, Inc.	19,600	5,324
Lam Research Corp.	69,000	17,614
Microchip Technology, Inc. (b)	216,400	18,985
ON Semiconductor Corp. (a)	915,070	14,682
Skyworks Solutions, Inc.	61,200	6,357
		62,962
Software - 12.1%
Adobe, Inc. (a)	97,400	34,442
CDK Global, Inc.	162,800	6,395
Microsoft Corp.	181,400	32,509
Palo Alto Networks, Inc. (a)	56,200	11,044
Salesforce.com, Inc. (a)	26,700	4,324
SS&C Technologies Holdings, Inc.	260,800	14,386
VMware, Inc. Class A (a)(b)	57,500	7,562
		110,662

TOTAL INFORMATION TECHNOLOGY		339,933

MATERIALS - 2.3%
Chemicals - 1.4%
CF Industries Holdings, Inc.	190,400	5,236
The Chemours Co. LLC (b)	622,300	7,300
		12,536
Containers & Packaging - 0.4%
Berry Global Group, Inc. (a)	107,200	4,265
Metals & Mining - 0.5%
First Quantum Minerals Ltd.	715,900	4,372

TOTAL MATERIALS		21,173

UTILITIES - 6.1%
Electric Utilities - 2.9%
NRG Energy, Inc.	678,800	22,760
PG&E Corp. (a)	365,600	3,890
		26,650
Independent Power and Renewable Electricity Producers - 3.2%
Vistra Energy Corp.	1,495,044	29,213

TOTAL UTILITIES		55,863

TOTAL COMMON STOCKS
(Cost $805,239)		884,386
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.2%
COMMUNICATION SERVICES - 0.2%
Entertainment - 0.2%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (Cost $3,490)(c)(d)(e)	3,491	1,571
	Shares	Value (000s)

Money Market Funds - 7.7%
Fidelity Cash Central Fund 0.16% (f)	26,290,010	26,298
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	44,091,591	44,096
TOTAL MONEY MARKET FUNDS
(Cost $70,392)		70,394
TOTAL INVESTMENT IN SECURITIES - 104.9%
(Cost $879,121)		956,351
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(45,013)
NET ASSETS - 100%		$911,338

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing - Security is in default.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,571,000 or 0.2% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$461
Fidelity Securities Lending Cash Central Fund	78
Total	$539

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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